UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3657


                      Scudder State Tax-Free Income Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder California Tax-Free Income Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

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                                                                                        Principal
                                                                                        Amount ($)                     Value ($)
                                                                                ------------------------------------------------

Municipal Investments 99.2%
California 84.9%
ABAG Finance Authority, Stanford Health Systems,
ETM, 6.0%, 11/1/2007 (b)                                                                  605,000                       668,114
Anaheim, CA, Other General Obligation Lease,
Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (b)                                                     1,455,000                       798,082
Series C, Zero Coupon, 9/1/2018 (b)                                                     1,000,000                       517,000
Series C, 6.0%, 9/1/2014 (b)                                                            1,000,000                     1,178,270
Series C, 6.0%, 9/1/2016 (b)                                                            1,000,000                     1,186,630
Series A, 6.0%, 9/1/2024 (b)                                                            3,500,000                     4,152,890
Benicia, CA, School District General Obligation,
Unified School District:
Series A, Zero Coupon, 8/1/2017 (b)                                                     1,735,000                       962,526
Series A, Zero Coupon, 8/1/2018 (b)                                                     1,510,000                       790,092
Beverly Hills, CA, School District General Obligation,
Unified School District:
Series A, 5.375%, 8/1/2019                                                              1,000,000                     1,092,270
Series A, 5.375%, 8/1/2021                                                              1,230,000                     1,335,780
Big Bear Lake, CA, Water & Sewer Revenue, Inverse Floater:
Rites-PA 597B, Series A, 144A, 10.087%**, 4/1/2022 (b)                                  6,750,000                     9,304,200
Rites-PA 597B, Series B, 144A, 10.104%**, 4/1/2015 (b)                                  1,700,000                     2,264,009
Burbank, CA, School District General Obligation,
Unified School District, Series B, Zero Coupon, 8/1/2014 (b)                            3,000,000                     1,982,190
Cabrillo, CA, County General Obligation Lease, Unified
School District, Series A, Zero Coupon, 8/1/2019 (b)                                    4,000,000                     1,973,360
California, Economic Recovery, Inverse Floater,
Series PA-1262, 144A, 5.0%**, 1/1/2012 (b)                                              7,650,000                     9,080,856
California, Electric Revenue, Department of Water
Resources and Power Supply:
Series A, 5.375%, 5/1/2021                                                              2,000,000                     2,139,520
Series A, 5.375%, 5/1/2022                                                             20,000,000                    21,279,200
Series A, 5.875%, 5/1/2016                                                             10,500,000                    11,816,595
California, Electric Revenue, Department Water Supply,
Inverse Floater, Series 309, 144A, 9.026%**, 5/1/2018 (b)                               7,500,000                     8,908,950
California, Electric Revenue, Efficiency Financing
Authority, 5.5%, 4/1/2017 (b)                                                           1,285,000                     1,389,869
California, General Obligation, 5.125%, 4/1/2024                                        7,400,000                     7,660,480
California, Higher Education Revenue, 5.25%, 11/1/2019 (a) (b)                          3,500,000                     3,803,485
California, Higher Education Revenue, Educational
Facilities Authority, University of San Diego,
Zero Coupon, 10/1/2014 (b)                                                              1,470,000                       963,894
California, Higher Education Revenue, Educational Facilities
Authority, University of San Francisco, 6.0%, 10/1/2016 (b)                             6,640,000                     7,194,374
California, Hospital & Healthcare Revenue, Communities
Development Authority, 6.5%, 8/1/2012 (a)                                              18,725,000                    20,952,151
California, Hospital & Healthcare Revenue,
Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (b)                                                    4,900,000                     3,587,682
Series A, 6.7%, 3/1/2011                                                                  195,000                       195,476
California, Hospital & Healthcare Revenue, Statewide
Community Development Authority, 6.0%, 6/1/2010 (b)                                     1,000,000                     1,142,310
California, Housing Finance Agency Revenue,
AMT, Series G, 5.7%, 2/1/2007 (b)                                                         500,000                       517,640
California, Multi Family Housing Revenue, Housing
Finance Agency, Series A-II, 7.35%, 8/1/2005                                              495,000                       506,435
California, Public Works Board, Lease Revenue,
Department of Mental Health, Series A, 5.5%, 6/1/2022                                   2,600,000                     2,808,624
California, Resource Recovery Revenue, Tobacco
Securitization Authority, Series A, 5.375%, 6/1/2041                                    5,000,000                     4,106,150
California, Senior Care Revenue, Statewide Community
Development Authority, ETM, 5.6%, 11/15/2013                                            4,750,000                     5,305,655
California, Senior Care Revenue, Statewide Community
Development Authority, California Lutheran Homes,
ETM, 5.5%, 11/15/2008                                                                   1,500,000                     1,603,560
California, Single Family Housing Revenue,
Housing Finance Agency, AMT:
Series G, 5.8%, 2/1/2008 (b)                                                            1,330,000                     1,374,582
Series G, 5.9%, 2/1/2009 (b)                                                              200,000                       206,374
California, Single Family Housing Revenue, Mortgage
Finance Authority, AMT, Series B, 7.3%, 6/1/2031                                          145,000                       150,324
California, Special Assessment Revenue, Golden State
Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043                                                                9,950,000                    10,315,563
Series B, 5.625%, 6/1/2038                                                             13,655,000                    14,341,573
Series 2003-A-1, 6.75%, 6/1/2039                                                       16,750,000                    16,755,360
California, State Agency General Obligation Lease, Public
Works Board, Department of Corrections:
Series A-2, 7.4%, 9/1/2010                                                              3,365,000                     4,035,039
Series A, 7.4%, 9/1/2010 (b)                                                            1,000,000                     1,222,130
California, State Agency Revenue Lease, Public Works
Bond, Regents University, Series A, 5.25%, 6/1/2014 (b)                                 2,575,000                     2,877,665
California, State General Obligation:
5.0%, 2/1/2013                                                                          1,250,000                     1,347,200
5.25%, 12/1/2019                                                                        5,000,000                     5,310,350
5.25%, 2/1/2020                                                                        10,000,000                    10,669,700
5.25%, 2/1/2021                                                                         5,000,000                     5,305,100
5.5%, 3/1/2016                                                                          9,000,000                     9,854,640
5.875%, 10/1/2019                                                                      10,000,000                    11,218,100
6.5%, 9/1/2010                                                                          1,305,000                     1,521,956
California, State University Revenue, Systemwide:
Series A, 5.0%, 11/1/2024 (b)                                                           5,000,000                     5,175,200
Series A, 5.25%, 11/1/2021 (b)                                                          3,090,000                     3,330,495
California, Statewide Community Development Authority,
Certificates of Participation, 6.0%, 8/15/2017 (b)                                      1,000,000                     1,127,230
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (b)                       12,000,000                    13,778,160
California, Water & Sewer Revenue, Department of Water
Research Center Valley Project, Series X, 5.5%, 12/1/2017 (b)                           5,500,000                     6,327,090
California, Water & Sewer Revenue, Metropolitan
Water District of Southern California:
Series A, 5.25%, 7/1/2014                                                               5,210,000                     5,760,436
Series A, 5.25%, 3/1/2017 (a)                                                           7,400,000                     8,005,098
California, Water & Sewer Revenue, South Placer
Wastewater Authority, Series A, 5.5%, 11/1/2014 (b)                                     2,000,000                     2,288,980
California, Water & Sewer Revenue, Water Distribution,
Series B, 5.25%, 7/1/2021 (b)                                                           1,000,000                     1,076,120
Capistrano, CA, School District General Obligation, Unified
School District, Improvement District No. 1, Series A,
6.25%, 8/1/2018 (b)                                                                     1,000,000                     1,154,660
Carlsbad, CA, School District General Obligation,
Unified School District, Zero Coupon, 11/1/2018 (b)                                     3,050,000                     1,577,094
Castaic Lake, CA, Water & Sewer Revenue, Water System
Improvement Project, Series A, 7.25%, 8/1/2007 (b)                                      1,000,000                     1,125,000
Center, CA, School District General Obligation, Unified
School District, Series C, Zero Coupon, 9/1/2014 (b)                                    2,240,000                     1,474,346
Chabot-Las Positas, CA, Community College District,
Election of 2004:
Series A, 5.0%, 8/1/2023 (b)                                                            4,445,000                     4,647,603
Series A, 5.0%, 8/1/2024 (b)                                                            4,635,000                     4,816,646
Chino Basin, CA, Water & Sewer Revenue, Regional
Financing Authority, 5.9%, 8/1/2011 (b)                                                 1,290,000                     1,488,415
Compton, CA, Community College District,
Series 2004-A, 5.25%, 7/1/2018 (b)                                                      1,500,000                     1,649,910
Contra Costa County, CA, GNMA Mortgage Backed
Securities Program, AMT, ETM, 7.75%, 5/1/2022                                           2,715,000                     3,624,824
Corona, CA, Sales & Tax Revenue, Community
Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (b)                                  9,240,000                    10,515,582
Corona-Norco, CA, Sales & Tax Revenue, Unified School
District Public Financing Authority, Series A,
5.75%, 9/1/2014 (b)                                                                     2,750,000                     2,963,373
Del Mar, CA, Project Revenue, Race Track Authority,
6.0%, 8/15/2006                                                                           850,000                       870,154
Dry Creek, CA, School District General Obligation,
Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (b)                                                       555,000                       326,257
Series A, Zero Coupon, 8/1/2021 (b)                                                     1,920,000                       839,482
Series A, Zero Coupon, 5/1/2022 (b)                                                     1,385,000                       575,564
Encinitas, CA, State General Obligation, Unified
School District, Zero Coupon, 8/1/2017 (b)                                              4,000,000                     2,219,080
Escondido, CA, School District General Obligation,
Unified High School District:
Zero Coupon, 5/1/2015 (b)                                                               3,165,000                     1,993,728
Zero Coupon, 5/1/2016 (b)                                                               3,335,000                     1,981,357
ETM, Zero Coupon, 11/1/2017 (b)                                                         5,500,000                     3,072,080
Zero Coupon, 11/1/2018 (b)                                                              4,605,000                     2,376,272
Escondido, CA, Unified High School District,
ETM, Zero Coupon, 11/1/2020 (b)                                                         7,000,000                     3,336,620
Foothill, CA:
Series A, Prerefunded, Step-up coupon,
0% to 1/1/2005, 7.15% to 1/1/2013                                                         975,000                     1,167,124
ETM, Zero Coupon, 1/1/2018 (b)                                                         10,000,000                     5,539,600
ETM, Zero Coupon, 1/1/2020 (a) (b)                                                     10,000,000                     4,958,000
Foothill, CA, Eastern Corridor Agency, Series A,
ETM, Zero Coupon, 1/1/2020                                                              6,100,000                     3,024,380
Foothill, CA, School District General Obligation,
Zero Coupon, 8/1/2016 (b)                                                               4,755,000                     2,795,227
Foothill, CA, Transportation/Tolls Revenue,
Eastern Corridor Agency:
Series A, Prerefunded, Step-up Coupon,
0% to 1/1/2005, 7.1% to 1/1/2011                                                        6,000,000                     7,168,560
Series A, Prerefunded, Step-up Coupon,
0% to 1/1/2005, 7.1% to 1/1/2014                                                        2,875,000                     3,441,518
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (b)                                  6,500,000                     5,715,320
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026                                    5,000,000                     3,915,550
Zero Coupon, 1/15/2017 (b)                                                              5,975,000                     3,211,682
Zero Coupon, 1/15/2018 (b)                                                              6,250,000                     3,154,500
Zero Coupon, 1/15/2025                                                                 10,000,000                     3,016,400
Series A, Prerefunded, 6.0%, 1/1/2016                                                   6,000,000                     6,884,220
Fresno, CA, School District General Obligation,
Unified School District:
Series C, 5.9%, 2/1/2017 (b)                                                            1,760,000                     2,077,557
Series A, 6.4%, 8/1/2016 (b)                                                            2,000,000                     2,395,400
Grossmont, CA, Union High School District,
Election of 2004, 5.375%, 8/1/2017 (b)                                                  2,840,000                     3,139,989
Hawthorne, CA, Special Assessment Revenue,
Community Redevelopment Agency, Redevelopment
Project Area 2, 6.625%, 9/1/2014                                                          670,000                       684,619
Healdsburg, CA, School District General Obligation,
Unified School District, Zero Coupon, 7/15/2014 (b)                                       400,000                       264,820
Inglewood, CA, Public Financing Authority Revenue,
Series A, 5.25%, 8/1/2021 (b)                                                           1,000,000                     1,077,110
Las Virgenes, CA, School District General Obligation,
Unified School District:
Series A, Zero Coupon, 11/1/2013 (b)                                                    2,150,000                     1,484,253
Series A, Zero Coupon, 11/1/2014 (b)                                                    1,050,000                       685,839
Series A, Zero Coupon, 11/1/2015 (b)                                                    1,275,000                       785,540
Zero Coupon, 11/1/2016 (b)                                                              1,500,000                       871,800
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016                                                             12,570,000                    13,757,614
Series A, 6.0%, 5/15/2017 (b)                                                           1,500,000                     1,727,475
Series A, 6.0%, 5/15/2018 (b)                                                           4,000,000                     4,616,040
Long Beach, CA, Sales & Special Tax Revenue,
Inverse Floater, AMT:
Rites-PA 651A, 144A, 10.077%**, 5/15/2016 (b)                                           4,215,000                     5,463,609
Rites-PA 651B, 144A, 10.077%**, 5/15/2019 (b)                                           5,300,000                     6,957,893
Los Angeles County, CA, Core City General Obligation
Lease, Convention and Exhibition Center Authority,
Series A, 6.125%, 8/15/2011 (b)                                                         1,000,000                     1,167,910
Los Angeles County, CA, General Obligation Lease,
Disney Parking Project, Zero Coupon, 3/1/2008                                           2,780,000                     2,500,443
Los Angeles County, CA, General Obligation Lease,
Marina Del Rey, Series A, 6.5%, 7/1/2008                                                2,060,000                     2,086,451
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (b)                                                            6,895,000                     7,579,053
Series B, 5.5%, 8/1/2016 (b)                                                            6,500,000                     7,088,445
Los Angeles, CA, Convention and Exhibition Center Authority,
Certificates of Participation, Prerefunded, 9.0%, 12/1/2020                             1,000,000                     1,068,450
Los Angeles, CA, Core City General Obligation Lease,
General Services, State Building Authority, Series A, 5.6%, 5/1/2008                    7,000,000                     7,633,500
Los Angeles, CA, Higher Education Revenue, Unified School District,
Inverse Floater, Series PA-117, 144A, 8.56%**, 1/1/2011 (b)                             3,125,000                     3,652,344
Los Angeles, CA, Pollution Control Revenue:
Series A, 6.0%, 6/1/2020 (b)                                                           11,600,000                    13,983,684
6.0%, 6/1/2021 (b)                                                                      2,000,000                     2,410,800
Los Angeles, CA, Port Authority Revenue, Harbor Revenue,
AMT, Series B, 6.25%, 8/1/2026 (b)                                                      2,320,000                     2,465,603
Los Angeles, CA, School District General Obligation Lease,
Unified School District, Inverse Floater:
Rites-PA 589A, 144A, 10.087%**, 7/1/2012 (b)                                            3,170,000                     4,240,794
Rites-PA 589B, 144A, 10.087%**, 7/1/2013 (b)                                            1,485,000                     2,003,770
Rites-PA 589C, 144A, 10.087%**, 7/1/2014 (b)                                            2,910,000                     3,981,869
Rites-PA 589D, 144A, 10.087%**, 7/1/2015 (b)                                            3,560,000                     4,870,187
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (b)                                                                     14,340,000                    16,098,801
Series E, 5.5%, 7/1/2017 (b)                                                            5,000,000                     5,554,450
Los Angeles, CA, State General Obligation, Sanitation
Distribution Financing Authority Revenue, Inverse Floater,
Series 826, 144A, 8.09%**, 10/1/2021 (b)                                                5,950,000                     6,644,246
Los Angeles, CA, Transportation/Tolls Revenue,
Series B, 5.25%, 7/1/2015 (b)                                                          11,800,000                    12,938,228
Los Angeles, CA, Union School District, General Obligation:
Series A, 5.375%, 7/1/2018 (b)                                                          1,030,000                     1,134,782
5.625%, 7/1/2018 (b)                                                                    4,990,000                     5,532,962
Lucia Mar, CA, School District General Obligation,
Series A, Zero Coupon, 8/1/2016 (b)                                                     1,000,000                       587,850
Merced, CA, School District General Obligation,
High School District:
Series A, Zero Coupon, 8/1/2014 (b)                                                     2,045,000                     1,351,193
Series A, Zero Coupon, 8/1/2015 (b)                                                     2,090,000                     1,302,028
Series A, Zero Coupon, 8/1/2016 (b)                                                     2,140,000                     1,257,999
Midpeninsula Regional Open Space District, CA, Other
General Obligation Lease, Zero Coupon, 9/1/2020 (b)                                     1,190,000                       551,256
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae
Project, AMT, Series A, 7.375%, 9/1/2027                                                3,850,000                     3,924,805
Modesto, CA, Electric Revenue, Irrigation District
Financing Authority, Series A, 6.0%, 10/1/2015 (b)                                      7,000,000                     7,584,430
Modesto, CA, General Obligation Lease, Community Project,
Series A, 5.6%, 11/1/2014 (b)                                                           1,370,000                     1,572,171
Montebello, CA, School District General Obligation,
Unified School District, Zero Coupon, 8/1/2013 (b)                                      1,945,000                     1,357,902
Moreno Valley, CA, Special Assessment Revenue, Towngate
Community Facilities District, Special Tax:
6.5%, 12/1/2009                                                                         3,670,000                     3,721,820
7.125%, 10/1/2023                                                                       2,810,000                     2,831,356
Murrieta Valley, CA, School District General Obligation,
Unified School District, Series A, Zero Coupon, 9/1/2016 (b)                            2,500,000                     1,464,050
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016                            210,000                       268,460
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (b)                          2,500,000                     2,747,575
Palmdale, CA, School District General Obligation,
School Building Project, Zero Coupon, 10/1/2019 (b)                                     1,420,000                       691,923
Pomona, CA, Unified School District, Series B,
ETM, 6.25%, 8/1/2014 (b)                                                                1,020,000                     1,236,046
Redondo Beach, CA, Project Revenue, South Bay
Center Redevelopment Project:
7.0%, 7/1/2016                                                                          1,000,000                     1,056,360
7.125%, 7/1/2026                                                                        2,000,000                     2,099,860
Redwood City, CA, School District General Obligation,
Elementary School District, Zero Coupon, 8/1/2017 (b)                                   1,635,000                       907,049
Richmond, CA, Other General Obligation Lease,
Joint Powers Finance Authority:
5.875%, 9/1/2006                                                                          260,000                       258,684
6.6%, 9/1/2016                                                                          1,000,000                       975,660
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (b)                          2,495,000                     1,153,439
Riverside County, CA, Hospital & Healthcare Revenue,
Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (b)                                                               1,750,000                     1,094,923
Zero Coupon, 6/1/2016 (b)                                                               2,395,000                     1,413,840
Sacramento County, CA, Resource Recovery Revenue, Sanitation
District Financing Authority, Series A, 6.0%, 12/1/2014                                 5,000,000                     5,756,050
Sacramento County, CA, Sales & Special Tax Revenue,
Community Facilities District No. 1:
5.5%, 12/1/2010                                                                         1,085,000                     1,152,237
6.0%, 9/1/2011                                                                            850,000                       905,446
6.125%, 9/1/2014                                                                          605,000                       640,326
6.3%, 9/1/2021                                                                          1,500,000                     1,563,990
Sacramento, CA, Electric Revenue, Municipal Utility District:
5.25%, 8/15/2016 (b)                                                                    1,340,000                     1,462,315
5.25%, 8/15/2017 (b)                                                                    1,415,000                     1,539,959
Series K, 5.75%, 7/1/2018 (a) (b)                                                       5,170,000                     6,019,327
Series G, 6.5%, 9/1/2013 (b)                                                            1,270,000                     1,506,868
Sacramento, CA, Electric Revenue, Power Authority,
Cogeneration Project:
6.0%, 7/1/2022 (b)                                                                      5,000,000                     5,379,550
6.375%, 7/1/2010                                                                        2,300,000                     2,382,340
Sacramento, CA, Other General Obligation Lease,
City Financing Authority:
Series B, 5.0%, 11/1/2014                                                               4,200,000                     4,558,890
Series A, 5.4%, 11/1/2020 (b)                                                           5,000,000                     5,663,200
Sacramento, CA, Project Revenue, City Financing Authority,
Convention Center Hotel, Series A, 6.25%, 1/1/2030                                     10,000,000                    10,370,600
Sacramento, CA, Sales & Special Tax Revenue, Finance
Authority, Series B, Zero Coupon, 11/1/2016 (b)                                         2,685,000                     1,549,648
Saddleback Valley, CA, Sales & Special Tax Revenue,
Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (b)                                                            1,000,000                     1,172,040
Series A, 6.0%, 9/1/2014 (b)                                                            2,195,000                     2,592,207
Series A, 6.0%, 9/1/2015 (b)                                                            1,000,000                     1,175,720
Salinas, CA, Other General Obligation Lease, Capital
Improvement Projects, Series A, 5.625%, 10/1/2017                                       2,000,000                     2,101,260
Salinas, CA, School District General Obligation,
Series A, 5.375%, 6/1/2022 (a) (b)                                                      2,700,000                     2,919,402
San Bernardino, CA, County General Obligation,
Medical Center Financing Project:
5.5%, 8/1/2017 (a) (b)                                                                  3,965,000                     4,474,265
6.0%, 8/1/2009 (b)                                                                      3,000,000                     3,406,770
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (b)                                                          3,115,000                     3,447,962
Series A, 5.25%, 11/1/2014 (b)                                                          2,330,000                     2,582,665
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (b)                                                               1,010,000                       667,337
Zero Coupon, 8/1/2016 (b)                                                               1,000,000                       587,850
Zero Coupon, 8/1/2017 (b)                                                               1,000,000                       554,770
Zero Coupon, 8/1/2019 (b)                                                               1,100,000                       542,674
San Diego CA, School District General Obligation,
5.25%, 7/1/2018 (b)                                                                     1,600,000                     1,788,256
San Diego, CA, School District General Obligation,
Election of 1998:
Series B, 6.0%, 7/1/2019 (b)                                                            3,350,000                     4,029,079
Series B, 6.05%, 7/1/2018 (b)                                                             770,000                       927,072
San Francisco, CA, Airport Revenue, Airport Communication,
AMT, Series 12A, 5.7%, 5/1/2014                                                         4,000,000                     4,164,160
San Francisco, CA, Airport Revenue, Inverse Floater:
Rites-PA 662B, 144A, 9.547%**, 5/1/2012                                                 1,285,000                     1,527,428
Rites-PA 662C, 144A, 9.547%**, 5/1/2013                                                 1,365,000                     1,636,853
Rites-PA 662I, 144A, 9.547%**, 5/1/2013                                                 1,535,000                     1,840,711
Rites-PA 662E, 144A, 9.566%**, 5/1/2015                                                 1,530,000                     1,811,459
Rites-PA 662H, 144A, 9.567%**, 5/1/2012                                                 1,445,000                     1,717,614
Rites-PA 662F, 144A, 9.797%**, 5/1/2016                                                 1,625,000                     1,951,869
Rites-PA 662A, 144A, 10.047%**, 5/1/2011                                                1,080,000                     1,329,998
Rites-PA 662G, 144A, 10.069%**, 5/1/2011                                                1,365,000                     1,680,970
Rites-PA 662D, 144A, 10.221%**, 5/1/2014                                                1,445,000                     1,739,130
San Francisco, CA, Core City General Obligation,
5.375% , 6/15/2017 (b)                                                                  1,540,000                     1,691,813
San Francisco, CA, Sales & Special Tax Revenue, Bay Area:
5.25%, 7/1/2015 (b)                                                                     1,750,000                     1,907,202
5.25%, 7/1/2016 (b)                                                                     1,150,000                     1,253,305
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010                                                              1,500,000                     1,267,110
ETM, Zero Coupon, 1/1/2014                                                              3,680,000                     2,530,368
ETM, 7.35%, 1/1/2005                                                                    1,500,000                     1,506,975
ETM, 7.4%, 1/1/2007                                                                     6,000,000                     6,636,360
San Joaquin Hills, CA, Transportation/Tolls Revenue,
Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (b)                                                   12,065,000                     7,684,802
Series A, Zero Coupon, 1/15/2016 (b)                                                    3,485,000                     2,095,496
Series A, Zero Coupon, 1/15/2017 (b)                                                    3,965,000                     2,250,732
Series A, Zero Coupon, 1/15/2018 (b)                                                    2,640,000                     1,413,825
Series A, Zero Coupon, 1/15/2019 (b)                                                    3,185,000                     1,608,584
San Jose, CA, Project Revenue, Finance Authority,
Series B, Zero Coupon, 11/15/2005                                                         810,000                       792,561
San Jose, CA, School District General Obligation,
Santa Clara County, Series D, 5.25%, 8/1/2016 (b)                                       3,060,000                     3,334,298
San Jose, CA, School District General Obligation,
Unified School District:
Series A, Zero Coupon, 8/1/2015 (b)                                                     2,570,000                     1,601,059
Series A, Zero Coupon, 8/1/2017 (b)                                                     1,350,000                       748,939
San Juan, CA, San Juan Project, Series D,
ETM, 6.75%, 7/1/2020 (b)                                                                1,905,000                     2,316,366
San Ysidro, CA, School District General Obligation,
6.125%, 8/1/2021 (b)                                                                    1,400,000                     1,641,668
Santa Ana, CA, Other General Obligation, Police
Administration and Holding Facility, Series A,
6.25%, 7/1/2024 (b)                                                                     2,000,000                     2,420,280
Santa Clara County, CA, Hospital & Healthcare Revenue,
Financing Authority, VMC Replacement Project,
Series A, 7.75%, 11/15/2008 (b)                                                         3,250,000                     3,874,292
Santa Cruz County, CA, County General Obligation Lease,
Capital Facilities Project:
5.5%, 9/1/2017 (b)                                                                      1,005,000                     1,144,122
5.5%, 9/1/2018 (b)                                                                      1,060,000                     1,208,146
5.6%, 9/1/2019 (b)                                                                      1,115,000                     1,285,952
5.6%, 9/1/2020 (b)                                                                      1,180,000                     1,362,227
5.65%, 9/1/2024 (b)                                                                     1,445,000                     1,659,814
5.65%, 9/1/2025 (b)                                                                     1,520,000                     1,737,345
5.65%, 9/1/2026 (b)                                                                     1,605,000                     1,824,227
Santa Cruz County, CA, Multi Family Housing Revenue,
Housing Authority, Series A, 7.75%, 7/1/2023                                              315,000                       315,633
Santa Margarita/Dana Point, CA, Special Assessment Revenue,
Improvement District Authority:
Series B, 7.25%, 8/1/2012 (b)                                                           3,675,000                     4,588,274
Series B, 7.25%, 8/1/2013 (b)                                                           3,400,000                     4,291,412
Santa Margarita/Dana Point, CA, Special Assessment Revenue,
Improvement District Authority 1-2-2A and 8,
Series A, 7.25%, 8/1/2006 (b)                                                             465,000                       503,288
Santaluz, CA, Sales & Special Tax Revenue, Santaluz
Community Facilities No. 2:
6.25%, 9/1/2021                                                                         1,995,000                     2,044,037
6.375%, 9/1/2030                                                                        3,985,000                     4,059,798
6.375%, 9/1/2030                                                                          990,000                     1,006,068
Southern California, Electric Revenue, Public Power
Authority, Power Project, 6.75%, 7/1/2010                                               6,000,000                     6,993,000
Southern California, Electric Revenue, Public Power
Authority, Transmission Project, Zero Coupon, 7/1/2015                                  2,000,000                     1,237,700
Southern California, Metropolitan Water District,
Waterworks Revenue, Series A, ETM, 5.75%, 7/1/2021                                        880,000                     1,006,333
Southern California, Single Family Housing Revenue,
Home Finance Authority, AMT, Series A, 6.75%, 9/1/2022                                     35,000                        35,011
Southern California, Water & Sewer Revenue,
Metropolitan Water District, Series A, 5.75%, 7/1/2021                                  1,120,000                     1,303,131
Stockton, CA, Special Assessment Revenue, Community
Facilities District, Brookside Estates, 6.2%, 8/1/2015                                  2,000,000                     2,079,180
Tahoe Truckee, CA, School District General Obligation,
Unified School District Capital Improvement,
Series A, Zero Coupon, 8/1/2022 (b)                                                     3,600,000                     1,478,592
Temple City, CA, School District General Obligation,
Series A, Zero Coupon, 8/1/2015 (b)                                                     1,250,000                       778,725
Tustin, CA, Sales & Special Tax Revenue,
Prerefunded, 6.375%, 9/1/2035                                                           2,000,000                     2,313,480
Tustin, CA, School District General Obligation
Lease, 6.25%, 9/1/2021                                                                    750,000                       864,217
Ukiah, CA, School District General Obligation,
Unified School District, Zero Coupon, 8/1/2016 (b)                                      2,000,000                     1,175,700
West Covina, CA, Sales & Special Tax Revenue,
Fashion Plaza, 5.75%, 9/1/2009                                                            865,000                       964,112
                                                                                                                   ------------
                                                                                                                    793,855,747

Puerto Rico 13.4%
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (b)                                                        10,605,000                    12,018,753
Series KK, 5.5%, 7/1/2016 (b)                                                          10,000,000                    11,484,800
5.5%, 7/1/2018 (b)                                                                      3,665,000                     4,226,368
5.5%, 7/1/2019 (b)                                                                      2,690,000                     3,108,295
Puerto Rico, Electric Revenue, Electric Power Authority,
Inverse Floater, Rites-PA 1044, 144A, 16.76%**, 7/1/2015 (b)                            6,250,000                     9,936,750
Puerto Rico, Industrial Development Revenue, Industrial
Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2014 (b)                                                          2,075,000                     2,324,270
Series A, 5.625%, 7/1/2015 (b)                                                          2,190,000                     2,451,902
Series A, 5.625%, 7/1/2016 (b)                                                          2,215,000                     2,473,889
5.625%, 7/1/2017 (b)                                                                    2,345,000                     2,619,084
Puerto Rico, Sales & Special Tax Revenue, Commonwealth
Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020                             2,000,000                     2,188,560
Puerto Rico, Sales & Special Tax Revenue, Highway
and Transportation Authority:
Series Z, 6.0%, 7/1/2018 (b)                                                            7,250,000                     8,728,493
Series Z, 6.25%, 7/1/2014 (b)                                                           1,000,000                     1,210,030
Series Y, 6.25%, 7/1/2014 (b)                                                           3,000,000                     3,630,090
Series A, 6.25%, 7/1/2016 (b)                                                             750,000                       911,055
Puerto Rico, Sales & Special Tax Revenue, Inverse Floater,
Rites-PA 620 B, 144A, 10.106%**, 7/1/2014 (b)                                           5,000,000                     6,899,500
Puerto Rico, Sales & Special Tax Revenue,
Municipal Finance Agency, Inverse Floater:
Rites-PA 944B, 144A, 9.126%**, 7/1/2016 (b)                                             6,625,000                     8,687,296
Rites-PA 645B, 144A, 9.6%**, 8/1/2013 (b)                                               2,395,000                     3,012,024
Rites-PA 645C, 144A, 9.876%**, 8/1/2014 (b)                                             2,500,000                     3,150,075
Rites-PA 645D, 144A, 10.126%**, 8/1/2015 (b)                                            2,225,000                     2,821,367
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (b)                                                                      4,960,000                     5,691,451
5.65%, 7/1/2015 (b)                                                                     1,000,000                     1,158,740
6.5%, 7/1/2015 (b)                                                                      4,000,000                     4,920,200
Puerto Rico, State General Obligation, Public
Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)                                  1,000,000                     1,203,620
Puerto Rico, Transportation/Tolls Revenue, Highway
and Transportation Authority, Series E, 5.5%, 7/1/2020 (a) (b)                         14,155,000                    16,358,084
Puerto Rico, Water & Sewer Revenue, Public
Finance Corp, Series A, 5.5%, 8/1/2015 (b)                                              3,455,000                     3,916,484
                                                                                                                   ------------
                                                                                                                    125,131,180

Virgin Islands 0.9%
Virgin Islands, Sales & Special Tax Revenue, Public
Finance Authority, Series A, 6.5%, 10/1/2024                                            7,500,000                     8,629,425
                                                                                                                   ------------

                                                                                             % of
                                                                                       Net Assets                      Value ($)

Total Investment Portfolio  (Cost $846,154,613)                                              99.2                   927,616,352
Other Assets and Liabilities, Net                                                             0.8                     7,349,536
                                                                                                                   ------------
Net Assets                                                                                  100.0                   934,965,888
                                                                                                                   ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities. These securities, amounting to $117,115,771 aggregating 12.5% of net assets, are shown at their current rate as of November 30, 2004.

(a) At November 30, 2004, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

(b) Bond is insured by one of these companies:
                                                                As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC                   AMBAC Assurance Corp.                             6.6
--------------------------------------------------------------------------------
FGIC                    Financial Guaranty Insurance Company              11.2
--------------------------------------------------------------------------------
FSA                     Financial Security Assurance                      12.7
--------------------------------------------------------------------------------
MBIA                    Municipal Bond Investors Assurance                28.5
--------------------------------------------------------------------------------
RADIAN                  RADIAN Asset Assurance Incorporated               1.1
--------------------------------------------------------------------------------
XLCA                    XI Capital Assurance Incorporated                 1.3
--------------------------------------------------------------------------------


AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2004, open futures contracts sold were as follows:

                                                  Aggregate                               Unrealized
                Expiration                       Face Value                              Appreciation/
Futures           Date         Contracts            ($)            Value ($)            Depreciation ($)
--------------------------------------------------------------------------------------------------------------
10 year CBT
Swap Future     3/14/2005        193            21,307,248        21,000,813               306,435
--------------------------------------------------------------------------------------------------------------




At November 30, 2004, open interest rates swaps were as follows:

       Effective/                                                                  Cash Flows               Net unrealized
       Expiration             Notional                 Cash Flows Paid             Received by              Appreciation/
          Date               Amount ($)                  by the Fund                the Fund               Depreciation ($)
---------------------------------------------------------------------------------------------------------------------------------
10/12/2004 10/13/2014             22,000,000 ++++  Fixed - 3.617%           Floating - BMA                               244,200
---------------------------------------------------------------------------------------------------------------------------------
10/13/2004 10/13/2014             53,000,000 ++++  Fixed - 3.607%           Floating - BMA                               110,400
---------------------------------------------------------------------------------------------------------------------------------
7/15/2004 1/18/2015               21,000,000 +++   Fixed - 5.135%           Floating - LIBOR                            (550,200)
---------------------------------------------------------------------------------------------------------------------------------
7/19/2004 1/25/2015               21,500,000 ++    Fixed - 5.084%           Floating - LIBOR                            (445,050)
---------------------------------------------------------------------------------------------------------------------------------
7/23/2004 1/27/2015               21,500,000 +     Fixed - 5.175%           Floating - LIBOR                            (589,100)
---------------------------------------------------------------------------------------------------------------------------------
6/7/2004 12/9/2016                14,000,000 ++    Fixed - 5.686%           Floating - LIBOR                            (959,000)
---------------------------------------------------------------------------------------------------------------------------------
6/8/2004 12/14/2016               16,500,000 ++    Fixed - 5.688%           Floating - LIBOR                          (1,125,300)
---------------------------------------------------------------------------------------------------------------------------------
6/14/2004 12/16/2016              18,000,000 ++    Fixed - 5.737%           Floating - LIBOR                          (1,305,000)
---------------------------------------------------------------------------------------------------------------------------------
8/23/2004 2/25/2017               12,300,000 ++    Fixed - 5.143%           Floating - LIBOR                            (145,140)
---------------------------------------------------------------------------------------------------------------------------------
8/16/2004 2/22/2017               13,500,000 ++++  Fixed - 5.135%           Floating - LIBOR                            (153,900)
---------------------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation open interest rate swaps                                                            (4,918,090)
---------------------------------------------------------------------------------------------------------------------------------

Counterparties:

+                        Citibank NA
++                       Goldman, Sachs & Co.
+++                      JP Morgan Chase Bank
++++                     Lehman Brothers, Inc.

BMA:                     Represents the Bond Market Association
LIBOR:                   Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder California Tax-Free Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder California Tax-Free Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004